NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of conversion options exercised or underlying notes paid during the period (in Shares)	360,354	846,263	332,282
Value of conversion options exercised or underlying notes paid during the period		$ 211,567	$ 293,426
Embedded Derivative Financial Instruments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of conversion options outstanding (in Shares)		5,785,854	6,475,348
Value at December 31		0	0
Number of conversion options issued during the period		446,050	0
Value of conversion options issued during the period		0	0
Number of conversion options exercised or underlying notes paid during the period (in Shares)		1,135,544	1,773,603
Value of conversion options exercised or underlying notes paid during the period		0	0
Revaluation loss (gain) during the period		$ 0	$ 0